SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$ 237,696	$ 370,184
Less: valuation allowance	(215,354)	(321,125)	$ (318,572)
Deferred tax assets	$ 22,342	$ 49,059